DERIVATIVE LIABILITY	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITY

NOTE 10 – DERIVATIVE LIABILITY

In connection with the issuance of the 9% senior convertible promissory notes dated August 30, 2011, the Company has determined that the terms of the convertible notes include a down-round provision under which the conversion price could be affected by future equity offerings undertaken by the Company. Accordingly, under the provisions of FASB ASC Topic No. 815-40, Derivatives and Hedging – Contracts in an Entity’s Own Stock, the convertible instrument was accounted for as a derivative liability at the date of issuance and adjusted to fair value through earnings at each reporting date. The Company has recognized a derivative liability of $0 and $6,295,400 at June 30, 2012 and December 31, 2011, respectively. Loss resulting from the increase in fair value of this convertible instrument was $1,454,889 and $0 for the six months ended June 30, 2012 and 2011, respectively. During the six months ended June 30, 2012, the Company reclassified $7,750,289 of the derivative liability to paid-in capital due to the conversion of the senior convertible promissory note into common stock on March 30, 2012 (see Note 7).

The Company used the following assumptions for determining the fair value of the convertible instruments under the Black-Scholes option pricing model:

For the six months ended June 30, 2012

Expected volatility	1036% - 110%
Expected term	2.00 - 2.17 Years
Risk-free interest rate	0.27% - 0.33%
Expected dividend yield	0%

NOTE 10 – DERIVATIVE LIABILITY

In June 2008, a FASB approved guidance related to the determination of whether a freestanding equity-linked instrument should be classified as equity or debt under the provisions of FASB ASC Topic No. 815-40, Derivatives and Hedging – Contracts in an Entity's Own Stock. The adoption of this requirement will affect accounting for convertible instruments and warrants with provisions that protect holders from declines in the stock price (“down-round” provisions). Warrants with such provisions will no longer be recorded in equity and would have to be reclassified to a liability. The Issue is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. Earlier application by an entity that has previously adopted an alternative accounting policy is not permitted. Instruments with down-round protection are not considered indexed to a company's own stock under ASC Topic 815, because neither the occurrence of a sale of common stock by the company at market nor the issuance of another equity-linked instrument with a lower strike price is an input to the fair value of a fixed-for-fixed option on equity shares.

ASC Topic 815 guidance is to be applied to outstanding instruments as of the beginning of the fiscal year in which the Issue is applied. The cumulative effect of the change in accounting principle shall be recognized as an adjustment to the opening balance of retained earnings (or other appropriate components of equity) for that fiscal year, presented separately. If an instrument is classified as debt, it is valued at fair value, and this value is re-measured on an ongoing basis, with changes recorded on the statement of operations in each reporting period. The Company did not have outstanding instruments with down-round provisions as of the beginning of fiscal 2010 thus no adjustment will be made to the opening balance of retained earnings.

In connection with the issuance of the 9% senior convertible promissory notes dated August 30, 2011, the Company has determined that the terms of the convertible notes include a down-round provision under which the conversion price could be affected by future equity offerings undertaken by the Company. Accordingly, the convertible instrument is accounted for as a derivative liability at the date of issuance and adjusted to fair value through earnings at each reporting date. The Company has recognized a derivative liability of $6,295,400 at December 31, 2011. Derivative liability expense and gain resulting from the decrease in fair value of this convertible instrument was $5,198,206 and $6,902,806 for the year ended December 31, 2011.

The Company used the following assumptions for determining the fair value of the convertible instruments granted under the Black-Scholes option pricing model:

December 31, 2011

Expected volatility	106% - 193%
Expected term	2.25 - 2.50 Years
Risk-free interest rate	0.25% - 0.42%
Expected dividend yield	0%